UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21654
                                      -----

Pioneer Floating Rate Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2009 to June 30, 2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2010
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============================ PIONEER FLOATING RATE TRUST =======================


DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 30, 2010   Meeting Type: Annual
Record Date:  MAY 3, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Richard H. Anderson      For       For          Management
2     Elect Director Edward H. Bastian        For       For          Management
3     Elect Director Roy J. Bostock           For       For          Management
4     Elect Director John S. Brinzo           For       For          Management
5     Elect Director Daniel A. Carp           For       For          Management
6     Elect Director John M. Engler           For       For          Management
7     Elect Director Mickey P. Foret          For       For          Management
8     Elect Director David R. Goode           For       For          Management
9     Elect Director Paula Rosput Reynolds    For       For          Management
10    Elect Director Kenneth C. Rogers        For       For          Management
11    Elect Director Rodney E. Slater         For       For          Management
12    Elect Director Douglas M. Steenland     For       For          Management
13    Elect Director Kenneth B. Woodrow       For       For          Management
14    Ratify Auditors                         For       For          Management
15    Provide for Cumulative Voting           Against   For          Shareholder


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GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark L. Noetzel          For       For          Management
1.2   Elect Director Stephen E. Macadam       For       For          Management
1.3   Elect Director David N. Weinstein       For       For          Management
2     Adopt Majority Voting for Uncontested   For       For          Management
      Election of Directors
3     Declassify the Board of Directors       For       For          Management
4     Reduce Supermajority Vote Requirement   For       For          Management
5     Ratify Auditors                         For       For          Management

========== END NPX REPORT